Acquisition Activity - Schedule of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Jun. 30, 2016	May 31, 2015	Mar. 31, 2015	Feb. 28, 2015
Florida Bank Group, Inc.
Assets
Cash and cash equivalents		$ 72,982			$ 72,982
Investment securities		107,372			107,236
Loans		307,531			312,902
Other real estate owned		423			498
Core deposit intangible		4,489			0
Deferred tax asset, net		26,720			18,151
Other assets		20,868			29,817
Total Assets		540,385			541,586
Liabilities
Interest-bearing deposits		282,680			282,417
Non-interest-bearing deposits		109,548			109,548
Borrowings		68,598			60,000
Other liabilities		6,516			1,898
Total Liabilities		467,342			$ 453,863
Florida Bank Group, Inc. | Preliminary Fair Value Adjustment
Assets
Cash and cash equivalents		0
Investment securities		136
Loans		(5,371)
Other real estate owned		(75)
Core deposit intangible		4,489
Deferred tax asset, net		8,569
Other assets		(8,949)
Total Assets		(1,201)
Liabilities
Interest-bearing deposits		263
Non-interest-bearing deposits		0
Borrowings		8,598
Other liabilities		4,618
Total Liabilities		13,479
Old Florida Bancshares, Inc.
Assets
Cash and cash equivalents		360,688		$ 360,688
Investment securities		67,209		67,209
Loans held for sale		5,952		5,952
Loans		1,062,951		1,073,773
Other real estate owned		5,964		4,515
Core deposit intangible		6,821		0
Deferred tax asset, net		13,878		9,490
Other assets		23,311		30,549
Total Assets		1,546,774		1,552,176
Liabilities
Interest-bearing deposits		1,048,888		1,048,765
Non-interest-bearing deposits		340,869		340,869
Borrowings		1,528		1,528
Other liabilities		3,114		3,038
Total Liabilities		1,394,399		$ 1,394,200
Old Florida Bancshares, Inc. | Preliminary Fair Value Adjustment
Assets
Cash and cash equivalents		0
Investment securities		0
Loans held for sale		0
Loans		(10,822)
Other real estate owned		1,449
Core deposit intangible		6,821
Deferred tax asset, net		4,388
Other assets		(7,238)
Total Assets		(5,402)
Liabilities
Interest-bearing deposits		123
Non-interest-bearing deposits		0
Borrowings		0
Other liabilities		76
Total Liabilities		$ 199
Georgia Commerce Bancshares Inc.
Assets
Cash and cash equivalents	$ 51,059		$ 51,059
Investment securities	134,903		135,710
Loans held for sale	1,249		1,249
Loans	792,119		807,726
Other real estate owned	5,588		9,795
Core deposit intangible	6,720		0
Deferred tax asset, net	9,055		3,603
Other assets	28,299		28,956
Total Assets	1,028,992		1,038,098
Liabilities
Interest-bearing deposits	658,309		658,133
Non-interest-bearing deposits	249,739		249,739
Borrowings	13,204		13,204
Other liabilities	4,171		4,171
Total Liabilities	925,423		$ 925,247
Georgia Commerce Bancshares Inc. | Preliminary Fair Value Adjustment
Assets
Cash and cash equivalents	0
Investment securities	(807)
Loans held for sale	0
Loans	(15,607)
Other real estate owned	(4,207)
Core deposit intangible	6,720
Deferred tax asset, net	5,452
Other assets	(657)
Total Assets	(9,106)
Liabilities
Interest-bearing deposits	176
Non-interest-bearing deposits	0
Borrowings	0
Other liabilities	0
Total Liabilities	$ 176